Deferred Tax Assets and Liabilities - Changes in Deferred Tax Assets and Liabilities (Detail) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance		₩ (3,504,177)
Other comprehensive Income (loss)		50,687	₩ (34,631)	₩ (35,222)
Ending balance		(3,510,156)	(3,504,177)
Tax loss carryforwards [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Ending balance	[1]	(2,021,561)
Tax credit carryforwards [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Ending balance	[2]	(1,081,726)
Gross carrying amount [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance		3,504,177	3,560,792
Profit or loss		(44,708)	6,381
Other comprehensive Income (loss)		50,687	(34,631)
Classified as held for sale			(28,365)
Ending balance		3,510,156	3,504,177	3,560,792
Gross carrying amount [member] | Other accounts receivable [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance		(4,470)	(61)
Profit or loss		(4,056)	(4,409)
Ending balance		(8,526)	(4,470)	(61)
Gross carrying amount [member] | Inventories [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance		63,127	51,728
Profit or loss		24,610	12,897
Classified as held for sale			(1,498)
Ending balance		87,737	63,127	51,728
Gross carrying amount [member] | Defined benefits assets and others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance		(13,664)	(89,753)
Profit or loss		(26,541)	53,721
Other comprehensive Income (loss)		(7,065)	22,368
Ending balance		(47,270)	(13,664)	(89,753)
Gross carrying amount [member] | Subsidiaries and associates [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance		(150,379)	(89,649)
Profit or loss		(25,231)	(3,731)
Other comprehensive Income (loss)		57,752	(56,999)
Ending balance		(117,858)	(150,379)	(89,649)
Gross carrying amount [member] | Accrued expenses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance		106,593	97,867
Profit or loss		28,090	8,902
Classified as held for sale			(176)
Ending balance		134,683	106,593	97,867
Gross carrying amount [member] | Property, Plant And Equipment And Intangible Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance		579,334	577,308
Profit or loss		(200,533)	(58,721)
Classified as held for sale			60,747
Ending balance		378,801	579,334	577,308
Gross carrying amount [member] | Provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance		34,920	39,586
Profit or loss		(2,151)	(4,666)
Ending balance		32,769	34,920	39,586
Gross carrying amount [member] | Other temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance		35,218	58,731
Profit or loss		(11,584)	(8,413)
Classified as held for sale			(15,100)
Ending balance		23,634	35,218	58,731
Gross carrying amount [member] | Tax loss carryforwards [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance		2,708,847	2,766,820
Profit or loss		162,117	14,365
Classified as held for sale			(72,338)
Ending balance		2,870,964	2,708,847	2,766,820
Gross carrying amount [member] | Tax credit carryforwards [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance		144,651	148,215
Profit or loss		10,571	(3,564)
Ending balance		₩ 155,222	₩ 144,651	₩ 148,215

[1]	(*2) Unrecognized tax loss carryforwards due to the low probability of realization in the future as of December 31, 2025, will be expired from 2039.
[2]	(*1) Unrecognized tax credit carryforwards due to the low probability of realization in the future as of December 31, 2025, will be expired from 2026.